UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830


13F File Number: 028-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy K. Minella
Title:   Managing Director
Phone:   (203) 863-8981


Signature, Place and Date of Signing:

/s/ Amy. K. Minella                Greenwich, CT             August 8, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total: $1,091,698
                                         (thousands)


List of Other Included Managers:

NONE


Cardinal Capital Management, L.L.C.
FORM 13F
30-Jun-05


                                                                                                            Voting Authority
                                                                                                         -----------------------
                                                                  Value     Shares/    Invstmt  Other
Name of Issuer                   Title of class      CUSIP        (x$1000)  Prn Amt    Dscretn  Mgrs      Sole    Shared   None
--------------                   --------------      -----        --------  -------    -------  ----      ----    ------   ----
AFC Enterprises Inc              COM                 00104Q107    17,598    1,335,230  Sole     None      644,300           690,930
Adesa Inc                        COM                 00686U104    18,980      871,820  Sole     None      426,900           444,920
Affiliated Managers Grp          COM                 008252108    20,232      296,090  Sole     None      142,360           153,730
Arch Coal Inc                    COM                 039380100    28,194      517,600  Sole     None      251,500           266,100
Ashland Inc                      COM                 44204105      2,947       41,000  Sole     None       12,900            28,100
Banta Corp                       COM                 066821109    19,507      430,054  Sole     None      205,550           224,504
Cash America Intl                COM                 14754D100    30,246    1,503,300  Sole     None      725,300           778,000
Century Business Svcs Inc        COM                 156490104    22,025    5,438,179  Sole     None    2,610,800         2,827,379
Cenveo Inc                       COM                 15670S105     2,701      357,300  Sole     None      201,100           156,200
Chesapeake Energy Corp           COM                 165167107     7,216      316,500  Sole     None       98,300           218,200
Compass Minerals Intl Inc        COM                 20451N101    17,702      756,480  Sole     None      368,900           387,580
Comstock Res Inc                 COM NEW             205768203    28,153    1,113,190  Sole     None      542,200           570,990
Convergys Corp                   COM                 212485106     4,959      348,720  Sole     None      169,400           179,320
Corinthian Colleges Inc          COM                 218868107    19,732    1,545,160  Sole     None      743,600           801,560
Crescent Real Estate Equitie     COM                 225756105    42,653    2,274,816  Sole     None    1,101,100         1,173,716
Del Monte Foods Co               COM                 24522P103    28,309    2,628,510  Sole     None    1,261,434         1,367,076
EDO Corp                         COM                 281347104    48,643    1,626,322  Sole     None      793,750           832,572
Electro Rent Corp                COM                 285218103     8,870      610,045  Sole     None      327,790           282,255
Fuel Tech N V                    COM                 359523107     3,532      583,742  Sole     None      298,900           284,842
Gartner Inc                      COM                 366651107     4,696      442,180  Sole     None      238,270           203,910
Fuller HB Co                     COM                 359694106    24,052      706,171  Sole     None      340,900           365,271
Handleman Co Del                 COM                 410252100    14,892      901,987  Sole     None      479,900           422,087
Schein Henry Inc                 COM                 806407102     3,297       79,400  Sole     None       24,400            55,000
Hewitt Associates Inc            COM                 42822Q100     5,515      208,030  Sole     None       58,530           149,500
Hilb Rogal & Hobbs Co            COM                 431294107    32,530      945,640  Sole     None      467,200           478,440
Hollinger Intl Inc               COM                 435569108    22,885    2,286,230  Sole     None    1,099,210         1,187,020
InfoUSA Inc New                  COM                 456818301    23,645    2,020,970  Sole     None      970,100         1,050,870
Interactive Data Corp            COM                 45840j107    24,428    1,175,568  Sole     None      566,550           609,018
Intergraph Corp                  COM                 458683109    33,558      973,825  Sole     None      469,027           504,798
Jackson Hewitt Tax Svcs Inc      COM                 468202106     8,887      375,940  Sole     None      202,900           173,040
Lincoln Electric Hldgs Inc       COM                 533900106    22,990      693,503  Sole     None      333,800           359,703
Lipman Electronic Engineering    COM                 M6772H101    29,704      965,340  Sole     None      471,800           493,540
MDC Partners Inc                 CL A SUB VTG        552697104    20,879    2,467,917  Sole     None    1,187,900         1,280,017
Measurement Specialties Inc      COM                 583421102     2,256       97,200  Sole     None       56,000            41,200
NTL Inc Del                      COM                 62940M104     5,802       84,800  Sole     None       25,300            59,500
Nelnet Inc                       CL A                64031N108    40,725    1,224,065  Sole     None      575,100           648,965
Novelis Inc                      COM                 67000X106     9,111      354,800  Sole     None      191,200           163,600
Pacer Int Inc Tenn               COM                 69373H106    31,019    1,423,550  Sole     None      685,300           738,250
Penn Virginia Corp               COM                 707882106     8,224      184,100  Sole     None      100,400            83,700
Pico Hldgs Inc                   COM NEW             693366205       708       23,800  Sole     None        3,400            20,400
Polymedica Corp                  COM                 731738100     5,875      164,755  Sole     None       79,100            85,655
Progress Software Corp           COM                 743312100    16,485      546,760  Sole     None      298,900           247,860
Providence Svc Corp              COM                 743815102     9,537      384,074  Sole     None      208,300           175,774
Providian Financial Corp         COM                 74406a102    27,886    1,581,740  Sole     None      735,200           846,540
Pure Cycle Corp                  COM NEW             746228303       314       40,000  Sole     None        5,600            34,400
RH Donnelley Corp                COM NEW             74955W307    28,651      462,255  Sole     None      223,690           238,565
Donnelley RR & Sons Co           COM                 257867101     5,727      165,961  Sole     None       58,504           107,457
Rent-A-Ctr Inc New               COM                 76009N100     7,165      307,650  Sole     None      145,700           161,950
Silgan Holdings Inc              COM                 827048109    20,337      361,619  Sole     None      173,500           188,119
Speedway Motorsports Inc         COM                 847788106    42,855    1,172,172  Sole     None      569,265           602,907
Stage Stores Inc                 COM NEW             85254C305    23,391      536,485  Sole     None      259,300           277,185
Standard Parking Corp            COM                 853790103     4,484      275,320  Sole     None      148,000           127,320
Storage Technology Corp          COM PAR $0.10       862111200    16,933      466,604  Sole     None      223,640           242,964
Technitrol Inc                   COM                 878555101    11,711      828,771  Sole     None      398,900           429,871
Telewest Global Inc              COM                 87956T107     2,961      130,000  Sole     None       40,700            89,300
Transaction Sys Architects       COM                 893416107    28,058    1,139,160  Sole     None      555,410           583,750
Triarc Cos Inc.                  COM                 895927101    34,471    2,141,028  Sole     None    1,026,310         1,114,718
Trizec Properties Inc            COM                 89687P107    29,488    1,433,530  Sole     None      705,840           727,690
Value Vision Media Inc           CL A                92047K107    10,826      901,450  Sole     None      486,000           415,450
West Pharmaceuticals Svcs Inc    COM                 955306105    12,833      457,510  Sole     None      246,500           211,010
Willis Group Holdings Ltd        SHS                 G96655108     8,975      274,300  Sole     None       83,700           190,600
Ishares TR                       RUSL 2000 VALU      464287630       733       11,400  Sole     None        3,900             7,500



01269.0001 #592057